Taxes	12 Months Ended
Dec. 31, 2016
Taxes
Taxes

Note 16—Taxes

“Provision for taxes” consisted of the following:

($ in millions)	2016	2015	2014
Current taxes	925	1,005	1,130
Deferred taxes	(144)	(217)	72

Tax expense from continuing operations	781	788	1,202

Tax expense (benefit) from discontinued operations	(4)	(2)	1

Tax expense from continuing operations is reconciled below from the Company’s weighted-average global tax rate (rather than from the Swiss domestic statutory tax rate) as the parent company of the ABB Group, ABB Ltd, is domiciled in Switzerland and income generated in jurisdictions outside of Switzerland (hereafter “foreign jurisdictions”) which has already been subject to corporate income tax in those foreign jurisdictions is, to a large extent, tax exempt in Switzerland. There is no requirement in Switzerland for any parent company of a group to file a tax return of the consolidated group determining domestic and foreign pre-tax income. As the Company’s consolidated income from continuing operations is predominantly earned outside of Switzerland, corporate income tax in foreign jurisdictions largely determines the weighted-average global tax rate of the Company.

The reconciliation of “Tax expense from continuing operations” at the weighted-average tax rate to the effective tax rate is as follows:

($ in millions, except % data)	2016	2015	2014
Income from continuing operations before taxes	2,799	2,840	3,896

Weighted-average global tax rate	21.2%	21.8%	23.8%
Income taxes at weighted-average tax rate	594	619	929
Items taxed at rates other than the weighted-average tax rate	27	(36)	146
Impact of non-deductible goodwill allocated to divested businesses	—	9	77
Changes in valuation allowance, net	(17)	57	52
Effects of changes in tax laws and enacted tax rates	42	—	(52)
Non-deductible expenses, excluding goodwill	86	52	45
Other, net	49	87	5

Tax expense from continuing operations	781	788	1,202

Effective tax rate for the year	27.9%	27.7%	30.9%

 In 2015, the benefit reported in “Items taxed at rates other than the weighted-average tax rate” predominantly included $50 million related to tax credits arising from research and development activities. In 2014 the expense reported in “Items taxed at rates other than the weighted-average tax rate” predominantly related to tax credits arising in foreign jurisdictions for which the technical merits did not allow a benefit to be taken.

In 2016, 2015 and 2014, “Changes in valuation allowance, net” included reductions in valuation allowances recorded in certain jurisdictions where the Company determined that it was more likely than not that such deferred tax assets (recognized for net operating losses and temporary differences in those jurisdictions) would be realized, as well as increases in the valuation allowance in certain other jurisdictions. In 2015, the “Changes in valuation allowance, net” included an expense of $21 million related to certain of the Company’s operations in Asia and in 2014, the “Changes in valuation allowance, net” included an expense of $31 million related to certain of the Company’s operations in South America.

In 2016 the “Effects of change in tax laws and enacted tax rates” included an expense of $16 million related to certain of the Company’s operations in Europe. In 2014, the “Effects of change in tax laws and enacted tax rates” included a benefit of $62 million related to enacted changes in double tax treaties.

In 2016, 2015 and 2014, “Non-deductible expenses” of $86 million, of $52 million and $45 million, respectively, included expenses in relation to items that were deducted for financial accounting purposes, but were not tax deductible, such as interest expense, local taxes on productive activities, disallowed meals and entertainment expenses and other similar items.

In 2016, “Other, net” of $49 million included a net charge of $50 million due to the interpretation of tax law and double tax treaty agreements by competent tax authorities. In 2015, “Other, net” of $87 million included a net charge of $74 million due to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

In 2014, “Provision for taxes” included $279 million relating to income taxes recorded on $543 million of net gains from sale of businesses. This expense is primarily included in “Income taxes at weighted-average tax rate” and “Impact of non-deductible goodwill allocated to divested businesses”.

Deferred income tax assets and liabilities consisted of the following:

	December 31,
($ in millions)	2016	2015
Deferred tax assets:

Unused tax losses and credits	514	623
Provisions and other accrued liabilities	865	887
Pension	507	528
Inventories	273	267
Property, plant and equipment and other non-current assets	266	282
Other	93	89

Total gross deferred tax asset	2,518	2,676
Valuation allowance	(561)	(606)

Total gross deferred tax asset, net of valuation allowance	1,957	2,070

Deferred tax liabilities:
Property, plant and equipment	(234)	(279)
Intangibles and other non-current assets	(616)	(721)
Pension and other accrued liabilities	(79)	(143)
Inventories	(91)	(91)
Other current assets	(108)	(139)
Unremitted earnings	(537)	(523)
Other	(92)	(84)

Total gross deferred tax liability	(1,757)	(1,980)

Net deferred tax asset (liability)	200	90

Included in:

“Deferred taxes”—current assets	888	881
“Deferred taxes”—non-current assets	527	423
“Deferred taxes”—current liabilities	(258)	(249)
“Deferred taxes”—non-current liabilities	(957)	(965)

Net deferred tax asset (liability)	200	90

Certain entities have deferred tax assets related to net operating loss carry-forwards and other items. As recognition of these assets in certain entities did not meet the more likely than not criterion, valuation allowances have been recorded and amount to $561 million and $606 million, at December 31, 2016 and 2015, respectively. “Unused tax losses and credits” at December 31, 2016 and 2015, in the table above, included $108 million and $127 million, respectively, for which the Company has established a full valuation allowance as, due to limitations imposed by the relevant tax law, the Company determined that, more likely than not, such deferred tax assets would not be realized.

At December 31, 2016 and 2015, deferred tax liabilities totaling $537 million and $523 million, respectively, have been provided for primarily in respect of withholding taxes, dividend distribution taxes or additional corporate income taxes (hereafter “withholding taxes”) on unremitted earnings which will be payable in foreign jurisdictions on the repatriation of earnings to Switzerland. Income which has been generated outside of Switzerland and has already been subject to corporate income tax in such foreign jurisdictions is, to a large extent, tax exempt in Switzerland. Therefore, generally no or only limited Swiss income tax has to be provided for on the repatriated earnings of foreign subsidiaries.

Certain countries levy withholding taxes on dividend distributions. Such taxes cannot always be fully reclaimed by the shareholder, although they have to be declared and withheld by the subsidiary. In 2016 and 2015, certain taxes arose in certain foreign jurisdictions for which the technical merits do not allow utilization of benefits. At December 31, 2016 and 2015, foreign subsidiary retained earnings subject to withholding taxes upon distribution of approximately $100 million and $500 million, respectively, were considered as permanently reinvested, as these funds are used for financing current operations as well as business growth through working capital and capital expenditure in those countries and, consequently, no deferred tax liability was recorded.

At December 31, 2016, net operating loss carry-forwards of $1,622 million and tax credits of $125 million were available to reduce future taxes of certain subsidiaries. Of these amounts, $846 million of loss carry-forwards and $101 million of tax credits will expire in varying amounts through 2036. The largest amount of these carry-forwards related to the Company’s Europe operations.

Unrecognized tax benefits consisted of the following:

		Penalties and
		interest
		related to
	Unrecognized	unrecognized
($ in millions)	tax benefits	tax benefits	Total
Classification as unrecognized tax items on January 1, 2014	733	154	887

Net change due to acquisitions and divestments	(3)	1	(2)
Increase relating to prior year tax positions	25	39	64
Decrease relating to prior year tax positions	(24)	(7)	(31)
Increase relating to current year tax positions	85	—	85
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(19)	(10)	(29)
Decrease as a result of the applicable statute of limitations	(36)	(19)	(55)
Exchange rate differences	(55)	(12)	(67)

Balance at December 31, 2014, which would, if recognized, affect the

effective tax rate	705	146	851
Increase relating to prior year tax positions	52	38	90
Decrease relating to prior year tax positions	(33)	(3)	(36)
Increase relating to current year tax positions	155	—	155
Decrease due to settlements with tax authorities	(38)	(13)	(51)
Decrease as a result of the applicable statute of limitations	(62)	(15)	(77)
Exchange rate differences	(35)	(8)	(43)

Balance at December 31, 2015, which would, if recognized, affect the

effective tax rate	744	145	889
Increase relating to prior year tax positions	88	74	162
Decrease relating to prior year tax positions	(21)	(20)	(41)
Increase relating to current year tax positions	167	13	180
Decrease due to settlements with tax authorities	(96)	(21)	(117)
Decrease as a result of the applicable statute of limitations	(95)	(13)	(108)
Exchange rate differences	(27)	(6)	(33)

Balance at December 31, 2016, which would, if recognized, affect the
effective tax rate	760	172	932

In 2016, 2015 and 2014, the “Increase relating to current year tax positions” included a total of $132 million, $127 million and $56 million, respectively, in taxes related to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

At December 31, 2016, the Company expected the resolution, within the next twelve months, of uncertain tax positions related to pending court cases amounting to $9 million for taxes, penalties and interest. Otherwise, the Company had not identified any other significant changes which were considered reasonably possible to occur within the next twelve months.

At December 31, 2016, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2011
The Americas	2013
Asia, Middle East & Africa	2007